Financial Instruments	12 Months Ended
Dec. 31, 2017
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Financial Instruments
30.	FINANCIAL INSTRUMENTS

Financial assets of the Group include cash and cash equivalents, bank deposits, investments, accounts receivable, prepayments and other receivables. Financial liabilities of the Group include short-term and long-term debt and payable, accounts payable, accrued expenses and other payables. The Group does not hold nor issue financial instruments for trading purposes.

(a) Fair Value Measurements

Based on IFRS 13, “Fair Value Measurement”, the fair value of each financial instrument is categorized in its entirety based on the lowest level of input that is significant to that fair value measurement. The levels are defined as follows:

•	Level 1: fair values measured using quoted prices (unadjusted) in active markets for identical financial instruments

•

Level 2: fair values measured using quoted prices in active markets for similar financial instruments, or using valuation techniques in which all significant inputs are directly or indirectly based on observable market data

•	Level 3: fair values measured using valuation techniques in which any significant input is not based on observable market data

The fair values of the Group’s financial instruments (other than long-term debt and payable and available-for-sale equity investment securities) approximate their carrying amounts due to the short-term maturity of these instruments.

The Group’s available-for-sale listed equity securities are categorized as level 1 financial instruments. The fair value of the Group’s available-for-sale listed equity securities, which amounted to RMB1,369 and RMB969 as of December 31, 2016 and 2017 respectively was based on quoted market price on PRC stock exchanges. The Group’s long-term investments, other than the available-for-sale listed equity securities, are unlisted equity interests for which no quoted market prices exist in the PRC and because their fair values cannot be measured reliably, so their fair values were not disclosed.

The fair values of long-term debt and payable is estimated by discounting future cash flows using current market interest rates offered to the Group for debt with substantially the same characteristics and maturities. The fair value measurement of long-term debt and payable is categorized as level 2. The interest rates used by the Group in estimating the fair values of long-term debt and payable, having considered the foreign currency denomination of the debt, ranged from 1.0% to 4.9% (2016: 1.0% to 4.9%). As of December 31, 2016 and 2017, the carrying amounts and fair value of the Group’s long-term debt and payable were as follows:

	December 31, 2016		December 31, 2017
	Carrying amount	Fair value	Carrying amount	Fair value
	RMB	RMB	RMB	RMB
Long-term debt and payable	71,646	71,741	49,742	48,256

During the year, there were no transfers among instruments in level 1, level 2 or level 3.

(b)Risks

The Group’s financial instruments are exposed to three main types of risks, namely, credit risk, liquidity risk and market risk (which mainly comprises of interest rate risk and foreign currency exchange rate risk). The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance. Risk management is carried out under policies approved by the Board of Directors. The Board provides principles for overall risk management, as well as policies covering specific areas, such as liquidity risk, credit risk, and market risk. The Board regularly reviews these policies and authorizes changes if necessary based on operating and market conditions and other relevant risks. The following summarizes the qualitative and quantitative disclosures for each of the three main types of risks:

(i) Credit risk

Credit risk refers to the risk that a counterparty will be unable to pay amounts in full when due. For the Group, this arises mainly from deposits it maintains at financial institutions and credit it provides to customers for the provision of telecommunications services. To limit exposure to credit risk relating to deposits, the Group primarily places cash deposits only with large state-owned financial institutions in the PRC with acceptable credit ratings. For accounts receivable, management performs ongoing credit evaluations of its customers’ financial condition and generally does not require collateral on accounts receivable. Furthermore, the Group has a diversified base of customers with no single customer contributing more than 10% of revenues for the periods presented. Further details of the quantitative disclosures in respect of the Group’s exposure on credit risk for accounts receivable are set out in Note 5.

(ii) Liquidity risk

Liquidity risk refers to the risk that funds will not be available to meet liabilities as they fall due, and results from timing and amount mismatches of cash inflow and outflow. The Group manages liquidity risk by maintaining sufficient cash balances and adequate amount of committed banking facilities to meet its funding needs, including working capital, principal and interest payments on debts, dividend payments, capital expenditures and new investments for a set minimum period of between 3 to 6 months.

The following table sets out the remaining contractual maturities at the end of the reporting period of the Group’s financial liabilities, which are based on contractual undiscounted cash flows (including interest payments computed using contractual rates or, if floating, based on prevailing rates at the end of the reporting period) and the earliest date the Group would be required to repay:

	2016
	Carrying amount	Total contractual undiscounted cash flow	Within 1 year or on demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years
	RMB	RMB	RMB	RMB	RMB	RMB
Short-term debt	40,780	41,425	41,425	—	—	—
Long-term debt and payable	71,646	75,126	62,307	1,187	3,601	8,031
Accounts payable, as restated	122,493	122,493	122,493	—	—	—
Accrued expenses and other payables, as restated	91,173	91,173	91,173	—	—	—
Finance lease obligations	102	112	58	20	31	3

	326,194	330,329	317,456	1,207	3,632	8,034

	2017
	Carrying amount	Total contractual undiscounted cash flow	Within 1 year or on demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years
	RMB	RMB	RMB	RMB	RMB	RMB
Short-term debt	54,558	55,682	55,682	—	—	—
Long-term debt	49,742	58,543	2,725	2,716	46,612	6,490
Accounts payable	119,321	119,321	119,321	—	—	—
Accrued expenses and other payables	98,695	98,695	98,695	—	—	—
Finance lease obligations	77	85	56	14	13	2

	322,393	332,326	276,479	2,730	46,625	6,492

Management believes that the Group’s current cash on hand, expected cash flows from operations and available credit facilities from banks (Note 15) will be sufficient to meet the Group’s working capital requirements and repay its borrowings and obligations when they become due.

(iii) Interest rate risk

The Group’s interest rate risk exposure arises primarily from its short-term debt and long-term debt and payable. Debts carrying interest at variable rates and at fixed rates expose the Group to cash flow interest rate risk and fair value interest rate risk respectively. The Group manages its exposure to interest rate risk by closely monitoring the change in the market interest rate.

The following table sets out the interest rate profile of the Group’s debt at the end of the reporting period:

	2016		2017
	Effective interest rate		Effective interest rate
	%	RMB	%	RMB
Fixed rate debt:
Short-term debt	3.3	39,854	4.0	54,042
Long-term debt	1.2	9,936	3.3	49,742

		49,790		103,784
Variable rate debt:
Short-term debt	4.2	926	4.1	516
Deferred consideration due to China Telecommunications Corporation (as defined in Note 15)	4.1	61,710		—

		62,636		516

Total debt		112,426		104,300

Fixed rate debt as a percentage of total debt		44.3%		99.5%

As of December 31, 2016 and 2017, it is estimated that an increase of 100 basis points in interest rate, with all other variables held constant, would decrease the Group’s net profit for the year and retained earnings by approximately RMB470 and RMB4 respectively.

The above sensitivity analysis has been prepared on the assumptions that the change of interest rate was applied to the Group’s debt in existence at the end of the reporting period with exposure to cash flow interest rate risk. The analysis is prepared on the same basis for 2016.

(iv) Foreign currency exchange rate risk

Foreign currency exchange rate risk arises on financial instruments that are denominated in a currency other than the functional currency in which they are measured. The Group’s foreign currency risk exposure relates to bank deposits and borrowings denominated primarily in US dollars, Euros and Hong Kong dollars.

Management does not expect the appreciation or depreciation of the Renminbi against foreign currencies will materially affect the Group’s financial position and result of operations because 81.6% (2016: 81.8%) of the Group’s cash and cash equivalents and 99.4% (2016: 99.4%) of the Group’s short-term and long-term debt and payable as of December 31, 2017 are denominated in Renminbi. Details of bank loans denominated in other currencies are set out in Note 15.